Movements in equity (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cumulative Translation Exchange in Equity
The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
	Retained earnings £m	Fair value reserve £m	Non- controlling interests £m	Total translation exchange £m
At 1 January 2019	381	1	(52)	330

Exchange movements on overseas net assets and net investment hedges	(830)	(2)	(75)	(907)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	(75)	–	–	(75)
At 31 December 2019	(524)	(1)	(127)	(652)

Exchange movements on overseas net assets and net investment hedges	(51)	(8)	(34)	(93)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	–	–	36
At 31 December 2020	(539)	(9)	(161)	(709)

Exchange movements on overseas net assets and net investment hedges	(239)	–	(20)	(259)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	–	–	(25)
At 31 December 2021	(803)	(9)	(181)	(993)

Summary of Other Comprehensive Income by Equity Category
The analysis of other comprehensive income by equity category is as follows:

2021	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m

Items that may be subsequently reclassified to income statement:

Exchange movements on overseas net assets and net investment hedges	(239)	–	–	(239)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	–	–	(25)

Fair value movements on cash flow hedges	–	5	–	5

Reclassification of cash flow hedges to income and expense	–	12	–	12

Tax on fair value movements on cash flow hedges	–	(8)	–	(8)

Items that will not be reclassified to income statement:

Exchange movements on overseas net assets of non-controlling interests	–	–	(20)	(20)

Fair value movements on equity investments	–	(911)	–	(911)

Tax on fair value movements on equity investments	–	131	–	131

Remeasurement losses on defined benefit plans	941	–	–	941

Tax on remeasurement losses in defined benefit plans	(223)	–	–	(223)

Other comprehensive (expense)/income for the year	454	(771)	(20)	(337)

2020	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m

Items that may be subsequently reclassified to income statement:

Exchange movements on overseas net assets and net investment hedges	(51)	(8)	–	(59)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	–	–	36

Fair value movements on cash flow hedges	–	(19)	–	(19)

Reclassification of cash flow hedges to income and expense	–	54	–	54

Tax on fair value movements on cash flow hedges	–	(18)	–	(18)

Items that will not be reclassified to income statement:

Exchange movements on overseas net assets of non-controlling interests	–	–	(34)	(34)

Fair value movements on equity investments	–	1,348	–	1,348

Tax on fair value movements on equity investments	–	(220)	–	(220)

Remeasurement losses on defined benefit plans	(187)	–	–	(187)

Tax on remeasurement losses in defined benefit plans	69	–	–	69

Other comprehensive (expense)/income for the year	(133)	1,137	(34)	970

2019	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m

Items that may be subsequently reclassified to income statement:

Exchange movements on overseas net assets and net investment hedges	(830)	(2)	–	(832)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	(75)	–	–	(75)

Fair value movements on cash flow hedges	–	(20)	–	(20)

Reclassification of cash flow hedges to income and expense	–	3	–	3

Tax on fair value movements on cash flow hedges	–	16	–	16

Items that will not be reclassified to income statement:

Exchange movements on overseas net assets of non-controlling interests	–	–	(75)	(75)

Fair value movements on equity investments	–	372	–	372

Tax on fair value movements on equity investments	–	(95)	–	(95)

Remeasurement gains on defined benefit plans	(1,050)	–	–	(1,050)

Tax on remeasurement gains in defined benefit plans	189	–	–	189
Other comprehensive (expense)/income for the year	(1,766)	274	(75)	(1,567)
Information on net investment hedges is provided in part (d) of Note 43 ‘Financial instruments and related disclosures’.

Summary of Analysis of Other Reserves
The analysis of other reserves is as follows:

	ESOP Trust shares £m	Fair value reserve £m	Cash flow hedge reserve £m	Other reserves £m	Total £m

At 1 January 2019	(161)	140	(47)	2,129	2,061

Exchange adjustments	10	–	–	–	10

Transferred to Retained earnings in the year on disposal of equity investments	–	5	–	–	5

Net fair value movement in the year	–	264	(1)	–	263

Ordinary shares acquired by ESOP Trusts	(328)	–	–	–	(328)

Write-down of shares held by ESOP Trusts	344	–	–	–	344

At 31 December 2019	(135)	409	(48)	2,129	2,355

Exchange adjustments	20	–	–	–	20

Transferred to Retained earnings in the year on disposal of equity investments	–	(207)	–	–	(207)

Net fair value movement in the year	–	1,100	17	–	1,117

Ordinary shares acquired by ESOP Trusts	(609)	–	–	–	(609)

Write-down of shares held by ESOP Trusts	529	–	–	–	529

At 31 December 2020	(195)	1,302	(31)	2,129	3,205

Exchange adjustments	(1)	–	–	–	(1)

Transferred to Retained earnings in the year on disposal of equity investments	–	(139)	–	–	(139)

Net fair value movement in the year	–	(780)	10	–	(770)

Transferred to income an d expense in the year on impairments of equity investments	168	–	–	–	168

At 31 December 2021	(28)	383	(21)	2,129	2,463